Pzena International Small Cap Value Fund
Schedule of Investments
May 31, 2023 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 93.97%
Austria - 2.95%
ams-OSRAM AG (a)	28,772	$211,095
ANDRITZ AG	6,715	359,960
		571,055
Canada - 5.74%
Celestica, Inc. (a)	26,065	332,365
Linamar Corp.	9,714	430,063
Transcontinental, Inc. - Class A	33,418	348,335
		1,110,763
France - 5.79%
Rexel S.A.	37,925	775,088
Societe BIC S.A.	5,787	345,164
		1,120,252
Germany - 6.26%
Deutz AG	87,703	520,290
Duerr AG	9,605	280,694
SAF-Holland S.A.	31,900	408,493
		1,209,477
Hong Kong - 4.79%
Pacific Basin Shipping, Ltd.	1,165,000	340,702
VTech Holdings, Ltd.	64,600	387,743
Yue Yuen Industrial (Holdings), Ltd.	161,000	197,383
		925,828
Ireland - 7.62%
Bank of Ireland Group PLC	46,988	441,683
C&C Group PLC	269,635	487,690
Origin Enterprises PLC	145,618	544,780
		1,474,153
Israel - 2.02%
Ituran Location and Control, Ltd.	17,093	390,404
Italy - 7.39%
Anima Holding S.p.A.	124,701	432,936
BPER Banca	182,770	466,918
Danieli & C Officine Meccaniche S.p.A.	29,295	529,824
		1,429,678
Japan - 20.86%
DIC Corp.	19,500	348,082
Foster Electric Co., Ltd.	63,534	432,756
Fukuoka Financial Group, Inc.	25,600	475,895
Hokkoku Financial Holdings, Inc.	5,600	185,896
Open House Co., Ltd.	5,100	196,203
Sankyu, Inc.	10,900	369,266
Teijin, Ltd.	34,600	320,359
Toho Holdings Co., Ltd.	22,600	412,339
TS Tech Co., Ltd.	29,500	368,207
Tsubakimoto Chain Co.	14,800	351,610
Ube Industries, Ltd.	11,700	189,367
Zeon Corp.	37,000	384,009
		4,033,989
Netherlands - 3.83%
Flow Traders, Ltd.	8,046	185,940
Koninklijke BAM Groep N.V.	132,025	268,131
Technip Energies N.V.	14,470	286,836
		740,907
Norway - 1.86%
Subsea 7 S.A.	35,404	358,977
Republic of Korea - 7.02%
DB Insurance Co., Ltd.	8,773	489,133
Hankook Tire & Technology Co., Ltd.	17,964	466,949
Wonik IPS Co., Ltd.	16,494	400,777
		1,356,859
Spain - 4.10%
Cia de Distribucion Integral Logista Holdings S.A.	16,782	417,245
Unicaja Banco S.A.	395,226	376,410
		793,655
Taiwan - 1.24%
Elite Material Co., Ltd.	35,000	240,339
United Kingdom - 12.50%
Balfour Beatty PLC	100,107	457,268
Direct Line Insurance Group PLC	146,616	302,574
Sabre Insurance Group PLC	377,765	661,649
Senior PLC	333,385	694,232
Travis Perkins PLC	9,301	101,029
Wizz Air Holdings PLC (a)	5,794	200,079
		2,416,831
Total Common Stocks (Cost $18,653,854)		18,173,167

SHORT-TERM INVESTMENT - 5.03%
Market Market Fund - 5.03%
Fidelity Institutional Government Portfolio - Class I, 4.98% (b)	973,139	973,139
Total Short-Term Investment (Cost $973,139)		973,139

Total Investments (Cost $19,626,993) - 99.00%		19,146,306
Other Assets in Excess of Liabilities - 1.00%		194,241
TOTAL NET ASSETS - 100.00%		$19,340,547

Percentages are stated as a percent of net assets.

AG	Aktiengesellschaft
N.V.	Naamloze Vennootschap
PLC	Public Limited Company
S.A.	Société Anonyme
S.p.A	Società per azioni
(a)	Non-income producing security.
(b)	The rate listed is the 7-day annualized yield as of May 31, 2023.

Pzena International Small Cap Value Fund
Portfolio Diversification
May 31, 2023 (Unaudited)
		% of
	Fair Value	Net Assets
COMMON STOCKS
Consumer Discretionary	$2,500,054	12.93%
Consumer Staples	1,032,470	5.34%
Energy	645,813	3.34%
Financials	4,019,034	20.78%
Health Care	412,339	2.13%
Industrials	6,010,582	31.08%
Information Technology	1,962,723	10.15%
Materials	1,590,152	8.22%
Total Common Stocks	18,173,167	93.97%
Short-Term Investment	973,139	5.03%
Total Investments	19,146,306	99.00%
Other Assets in Excess of Liabilities	194,241	1.00%
Total Net Assets	$19,340,547	100.00%

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of
1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard &
Poor's Financial Services LLC (“S&P”). GICS is a service mark of
MSCI and S&P and has been licensed for use by Pzena Investment
Management, LLC.

Pzena International Small Cap Value Fund
Summary of Fair Value Disclosure at May 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establish a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's investments as of May 31, 2023:

Pzena International Small Cap Value Fund
	Level 1	Level 2	Level 3	Total
Common Stocks
Austria	$571,055	$-	$-	$571,055
Canada	1,110,763	-	-	1,110,763
France	1,120,252	-	-	1,120,252
Germany	1,209,477	-	-	1,209,477
Hong Kong	925,828	-	-	925,828
Ireland	1,474,153	-	-	1,474,153
Israel	390,404	-	-	390,404
Italy	1,429,678	-	-	1,429,678
Japan	4,033,989	-	-	4,033,989
Netherlands	740,907	-	-	740,907
Norway	358,977	-	-	358,977
Republic of Korea	1,356,859	-	-	1,356,859
Spain	793,655	-	-	793,655
Taiwan	240,339	-	-	240,339
United Kingdom	2,416,831	-	-	2,416,831
Total Common Stocks	18,173,167	-	-	18,173,167
Short-Term Investment	973,139	-	-	973,139
Total Investments	$19,146,306	$-	$-	$19,146,306

Refer to the Fund's Schedule of Investments for a detailed break-out of holdings by security.